Acquisitions	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
ACQUISITIONS [Text Block]
NOTE 3: ACQUISITIONS

Acquisition of 51% of Hidronave South American Logistics S.A.

On October 29, 2009, Navios Logistics acquired 51% of the outstanding share capital of Hidronave South American Logistics S.A. (“Hidronave S.A.”) for a cash consideration of $500 and took delivery of the Nazira, a pushboat. The fair value of the asset at the acquisition date was $1,700 and the goodwill arising from the acquisition amounted to $284 and has all been allocated to the Company's Barge Business segment.

None of the goodwill recognized is expected to be deductible for income tax purposes.

The cash contribution for the acquisition of Hidronave S.A. was financed entirely by existing cash.

The following table summarizes the fair values of the assets acquired and liabilities assumed and the allocation of purchase price at the date of acquisition:

Purchase price
Consideration to sellers (cash)	$500
Noncontrolling interest at fair value	480
Purchase price at 100%	980
Fair value of assets and liabilities acquired
Pushboat at fair value	1,700
Deferred taxes	(135)
Cash acquired	131
Long-term loan assumed	(817)
Other liabilities and credits, net	(183)
Total fair value of identifiable assets and liabilities of Hidronave	696
Goodwill	$284

The results of operations for periods prior to the acquisition, both individually and in the aggregate, were not material to the consolidated statements of operations of the Company, and accordingly, pro forma results of operations are not presented.

Release of Escrow Shares

As of December 31, 2009, excluding the remaining contingent consideration still in escrow, Navios Holdings held 65.5% of Navios Logistics' outstanding stock. On June 17, 2010, following the release of $2,500 in cash and the 504 shares remaining in escrow upon the achievement of the EBITDA target threshold, goodwill increased by $13,370, to reflect the changes in minority interests. Navios Holdings currently holds 63.8% of Navios Logistics' outstanding stock. The shares released from escrow on June 17, 2010 related to the Horamar acquisition were valued in the Company's financial statements at $10,870 on the basis of their estimated fair value on the date of the release. The fair value of the escrowed shares was estimated based on a discounted cash flow analysis prepared by the Company, which projected the expected future cash flows for its logistics business and discounted those cash flows at a rate that reflects the business' weighted-average cost of capital. This release of shares and cash from escrow, give rise to an increase in goodwill and in paid-in capital, with the corresponding decrease in cash held in escrow.

The Company used the following key methods and assumptions in the discounted cash flow analysis: (a) projected its free cash flows (EBITDA less capital expenditures and income taxes) for each of the years from 2010 through 2014 on the basis of a compound annual growth rate for revenue of approximately 8.8%; (b) prepared its cash flow projections on the basis of revenue producing assets that were owned by the logistics business as of the date of the analysis; (c) calculated a terminal value for the business by applying a growth factor of 4.9% in perpetuity to projected free cash flow for the last specifically-forecasted year (2014); (d) discounted its projected future cash flows, including the terminal value, using a weighted-average cost of capital of 12.9%; and (e) deducted net debt of the business from the discounted cash flows in arriving at estimated fair value of the logistics business.

Acquisition of Noncontrolling Interests in Joint Ventures

     On July 25, 2011, the Company acquired the noncontrolling interests of its joint ventures Thalassa Energy S.A., HS Tankers Inc., HS Navigation Inc., HS Shipping Ltd .Inc. and HS South Inc., in accordance with the terms of certain stock purchase agreements with HS Energy Ltd., an affiliate of Vitol S.A. ("Vitol"). The Company paid a total consideration of $8,500 for such noncontrolling interests ($8,638 including transactions expenses; see also Note 19), and simultaneously paid $53,155 in full and final settlement of all amounts of indebtedness of such joint ventures. The transaction was considered a step acquisition (with control maintained by Navios Logistics) and was accounted for as an equity transaction.